INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

	US dollars
	December 31, 2018	Year ended December 31, 2019				December 31, 2019
(in thousands)	Opening balance	Impairment (*)	Amortization	Additions	Translation differences	Closing balance
Costumer relationship	24,133	(10,914)	(4,112)	-	-	9,107
Technology	12,100	(2,948)	(2,549)	6,436	14	13,053
Others	4,215	-	(1,229)	1,333	(158)	4,161
	40,448	(13,862)	(7,890)	7,769	(144)	26,321

	US dollars
	December 31, 2019	Year ended December 31, 2020				December 31, 2020
(in thousands)	Opening balance	Impairment (**)	Amortization (***)	Additions	Translation differences	Closing balance
Costumer relationship	9,107	(3,661)	(2,115)	-	-	3,331
Technology	13,053	-	(2,871)	2,992	243	13,417
Others	4,161	-	(896)	-	(631)	2,634
	26,321	(3,661)	(5,882)	2,992	(388)	19,382

(*)

Due to the decline in the results of Road Track (See Note 3) and the current expectation of management for further potential decrease in Road Track anticipated performance, the company performed on December 31, 2019, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the company recorded an impairment charge further described below:

In order to determine the fair value of such intangible assets, the Company, based on a valuation performed by the management, with the assistance of a third-party appraiser, utilized the "Relief from Royalties" valuation method. Accordingly, certain assumptions and judgments were made in order to determine the future income from which royalties will be derived from and in order to determine the appropriate rate of royalties and rate of discount.

As a result of the above, the Company recorded, an impairment loss in an amount of US$ 10,914 thousand, with respect to Costumer relationship and an amount of US$ 2,948 thousand, with respect to Technology. totaling an aggregate impairment charge of US$ 13,862, that was recorded under "impairment of intangible assets and other expenses" in the consolidated statement of income. See also Note 1N.

(**)

Due to the decline in the results of Road Track (See Note 3) and the current expectation of management for further potential decrease in Road Track anticipated performance, the company performed on June 30, 2020, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the company recorded an impairment charge further described below:

In order to determine the fair value of such intangible assets, the Company, based on a valuation performed by the management, with the assistance of a third-party appraiser, utilized the "Relief from Royalties" valuation method. Accordingly, certain assumptions and judgments were made in order to determine the future income from which royalties will be derived from and in order to determine the appropriate rate of royalties and rate of discount.

As a result of the above, the Company recorded, an impairment loss in an amount of US$ 3,661 thousand, with respect to Costumer relationship, that was recorded under "impairment of intangible assets and other expenses" in the consolidated statement of income. See also Note 1N.

(***)

As of December 31, 2020, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2021- US$ 5,236 thousand, 2022- US$ 5,088 thousand, 2023- US$ 3,712 thousand, 2024- US$ 3,050 thousand and 2025 – US$ 2,296 thousand.